Trade and other receivables (Tables)	6 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables

	December 31, 2024	June 30, 2024

	(In thousands of US Dollars)
Trade receivables	—	831
Goods and Service Tax receivable	—	8
Reimbursement receivable for joint operation expenses	1,402	—
	1,402	839